Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note E – Leases
Balance sheet information related to leases at December 31 was as follows:

	2022	2021
Operating leases:
Operating lease right-of-use assets	$1,294	$1,195
Operating lease liabilities	1,294	1,195

The components of lease cost were as follows for the year ending December 31:
	2022	2021
Operating lease cost	$185	$161
Short-term lease expense	35	36

Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2022 are as follows:
Operating Leases
2023	$173
2024	154
2025	154
2026	140
2027	129
Thereafter	873
Total lease payments	1,623
Less: Imputed Interest	(329)
Total operating leases	$1,294

Other information at December 31 was as follows:

	2022	2021

Weighted-average remaining lease term for operating leases	12.1 years	13.7 years
Weighted-average discount rate for operating leases	2.70%	2.29%